Fair Value of Measurements (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Measurements
Convertible promissory notes	$ 10,317	$ 34,033	$ 31,166
Fair Value, Inputs, Level 3 [Member]
Fair Value of Measurements
Convertible promissory notes	$ 10,317	$ 34,033	$ 31,166